Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Incurred net losses	¥ 62,200		¥ 670,100
Operating activities	(31,729)	$ (4,374)	(373,634)	¥ (24,376)
Working capital deficit	178,100
Secured amount	20,000
Cash and cash equivalents, and restricted cash	109,200		77,175	72,434	$ 15,050	$ 10,877	¥ 67,192
Allowances for accounts receivable	52,800		300
Total accounts receivable			30,240
Impairment charges	10,496
Other income	2,900		2,400	600
Advertising and market promotion expenses				100
Shipping and handling fees amount	400		800	1,600
Research and development costs	9,500		16,600	16,000
Benefit expenses	¥ 900		1,000	1,300
Registered capital percentage	50.00%	50.00%
Reserves and surplus percentage	10.00%	10.00%
Statutory reserve funds
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.2567				7.2567
Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			37,800	44,400
Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	¥ 26,500
Total accounts receivable				14,000
Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			24,300	25,900
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total accounts receivable				11,900
Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			20,000	25,800
Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total accounts receivable				9,400
Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total accounts receivable				¥ 8,600
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue			6,200
Supplier One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			56,900
Supplier Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			¥ 56,900
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	¥ 115,400
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	3 years				3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	10 years				10 years
Before May 1, 2018 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	17.00%	17.00%
From May 1, 2018 to April 1, 2019 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	16.00%	16.00%
After April 1, 2019 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	13.00%	13.00%